S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 07, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	With certain limited exceptions, the founder shares are not transferable, assignable or saleable until the earlier of (A) 180 days after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor Dr. Someit Sidhu
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers of the founder shares are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of our liquidation prior to the completion of an initial business combination; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited partnership agreement upon dissolution of our sponsor; or (h) in the event of our liquidation, merger, capital stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement (including provisions relating to voting, the trust account and liquidating distributions).
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The private placement shares are not transferable or saleable until 30 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.